Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries	Details of the Company and its subsidiaries are set out in the table as follows:
	Date of	Percentage of effective ownership March 31,		Place of
Name	incorporation	2024	2023	incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	N/A	Hong Kong	Wealth management and financial planning services